Notes Receivable - Additional Information (Details) - USD ($)	1 Months Ended		3 Months Ended	12 Months Ended
	May 31, 2019	Sep. 30, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Apr. 13, 2020	Feb. 03, 2020
Loans and Leases Receivable Disclosure [Line Items]
Assets acquired through foreclosure in credit bid							$ 582,000
ADOMANI, INC. [Member]
Loans and Leases Receivable Disclosure [Line Items]
Assets acquired through foreclosure in credit bid						$ 582,000	$ 582,000
Provision for doubtful accounts				$ 38,000
ADOMANI, INC. [Member] | Ebus Inc [Member]
Loans and Leases Receivable Disclosure [Line Items]
Property estimated fair-market value transferred to the company				25,000
Estimated fair market value of asset sold				4,500
Provision for doubtful accounts				148,060
ADOMANI, INC. [Member] | Note Receivable Issued In February 2020 [Member] | Ebus Inc [Member]
Loans and Leases Receivable Disclosure [Line Items]
Property estimated fair-market value transferred to the company				22,440
ADOMANI, INC. [Member] | Note Receivable Issued In September 2018 [Member]
Loans and Leases Receivable Disclosure [Line Items]
Provision for doubtful accounts				$ 144,460	$ 100,000
Loan amount to unaffiliated third party		$ 200,000
Notes receivable, stated interest rate				9.00%
Note receivable, conversion feature, trigger amount, gross proceeds to borrower				$ 500,000
Notes receivable, maturity date		Dec. 31, 2020
Notes receivable, accrued interest reclassified to principal			$ 23,496
Notes receivable accrued interest added to principal				20,964
Notes receivable unpaid principal and accrued interest				244,460
Notes receivable unpaid principal and interest reclassified as non-current asset				244,460
ADOMANI, INC. [Member] | Note Receivable Issued In May 2019 [Member]
Loans and Leases Receivable Disclosure [Line Items]
Provision for doubtful accounts				45,068
Loan amount to unaffiliated third party	$ 38,000
Notes receivable, maturity date	Mar. 31, 2020
Notes receivable unpaid principal and accrued interest			39,995	45,068	39,995
Notes receivable unpaid principal and interest reclassified as non-current asset				45,068
ADOMANI, INC. [Member] | Note Receivable Issued In September 2018 And May 2019 [Member]
Loans and Leases Receivable Disclosure [Line Items]
Notes receivable unpaid principal and accrued interest			$ 263,491	$ 289,528	$ 263,491